STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

December 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.4%
Automobiles & Components - 1.8%
Stoneridge	33,253	[a]	1,005,238
Visteon	16,950	[a]	2,127,564
			3,132,802
Banks - 17.3%
Banner	37,057		1,726,486
Boston Private Financial Holdings	107,517		908,519
Central Pacific Financial	63,901		1,214,758
Columbia Banking System	59,445		2,134,076
Cullen/Frost Bankers	15,050		1,312,812
Essent Group	49,655		2,145,096
First Bancorp	29,593		1,001,131
First Interstate BancSystem, Cl. A	53,407		2,177,403
First Merchants	15,490		579,481
Heritage Commerce	89,561		794,406
Heritage Financial	33,758		789,600
Old National Bancorp	98,102		1,624,569
Seacoast Banking Corp. of Florida	61,479	[a]	1,810,557
Silvergate Capital, Cl. A	23,818	[a]	1,769,916
TCF Financial	39,284		1,454,294
UMB Financial	23,160		1,597,808
United Community Bank	109,353		3,109,999
Webster Financial	106,208		4,476,667
			30,627,578
Capital Goods - 14.8%
Aerojet Rocketdyne Holdings	68,666		3,628,998
Construction Partners, Cl. A	50,665	[a]	1,474,858
Dycom Industries	23,013	[a]	1,737,942
EMCOR Group	10,856		992,890
EnerSys	25,815		2,144,194
GrafTech International	62,758		669,000
Granite Construction	63,833	[b]	1,704,979
Hexcel	15,323	[a]	743,012
Hyster-Yale Materials Handling	8,902		530,114
Kaman	17,801		1,016,971
Kennametal	24,073		872,406
Lindsay	13,342		1,713,913
Rexnord	56,903		2,247,099
Spirit AeroSystems Holdings, Cl. A	21,757		850,481
The Gorman-Rupp Company	8,043		260,995

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Capital Goods - 14.8% (continued)
The Greenbrier Companies	46,495		1,691,488
TriMas	43,884	[a]	1,389,806
Valmont Industries	7,022		1,228,358
Wabash National	76,567		1,319,249
			26,216,753
Commercial & Professional Services - 1.6%
Huron Consulting Group	22,615	[a]	1,333,154
Korn Ferry	35,205		1,531,418
			2,864,572
Consumer Durables & Apparel - 5.1%
Capri Holdings	38,444	[a]	1,614,648
Helen of Troy	5,807	[a,b]	1,290,257
KB Home	36,508		1,223,748
Oxford Industries	27,170		1,779,907
Skechers U.S.A, CI. A	60,838	[a]	2,186,518
TRI Pointe Group	57,691	[a]	995,170
			9,090,248
Consumer Services - 1.4%
The Cheesecake Factory	68,514	[a,b]	2,539,129
Diversified Financials - 2.5%
Federated Hermes	68,199		1,970,269
LPL Financial Holdings	15,985		1,665,957
PROG Holdings	11,366		612,286
WisdomTree Investments	33,069		176,919
			4,425,431
Energy - 3.8%
Cactus, Cl. A	82,805		2,158,726
CNX Resources	155,878	[a]	1,683,482
Comstock Resources	129,575	[a]	566,243
Helix Energy Solutions Group	492,898	[a]	2,070,172
Matrix Service	23,639	[a]	260,502
			6,739,125
Food & Staples Retailing - .6%
The Chefs' Warehouse	44,728	[a]	1,149,062
Food, Beverage & Tobacco - .3%
Calavo Growers	7,583		526,488
Health Care Equipment & Services - 3.1%
Acadia Healthcare	50,256	[a,b]	2,525,867
Evolent Health, Cl. A	93,830	[a,b]	1,504,095
NuVasive	25,460	[a]	1,434,162
			5,464,124
Insurance - 1.3%
Kemper	18,330		1,408,294

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Insurance - 1.3% (continued)
Safety Insurance Group	10,321		804,006
			2,212,300
Materials - 6.4%
Alamos Gold, Cl. A	132,563		1,159,926
Cabot	39,483		1,771,997
Carpenter Technology	49,451		1,440,013
Chase	5,810		586,868
Coeur Mining	171,875	[a]	1,778,906
MP Materials	51,897	[a,b]	1,669,527
Schnitzer Steel Industries, Cl. A	61,919		1,975,835
Stepan	6,995		834,643
			11,217,715
Media & Entertainment - 3.2%
Gray Television	115,875	[a]	2,073,004
John Wiley & Sons, Cl. A	10,152		463,540
MSG Networks, Cl. A	119,908	[a]	1,767,444
TEGNA	92,442		1,289,566
			5,593,554
Real Estate - 10.5%
Agree Realty	26,314	[b,c]	1,751,986
Cousins Properties	22,867	[c]	766,045
Equity Commonwealth	49,412	[c]	1,347,959
Newmark Group, Cl. A	202,436		1,475,758
Pebblebrook Hotel Trust	55,095	[c]	1,035,786
Physicians Realty Trust	134,507	[c]	2,394,225
Potlatchdeltic	63,977	[c]	3,200,130
Rayonier	48,555	[c]	1,426,546
STAG Industrial	31,786	[c]	995,538
Sunstone Hotel Investors	218,380	[a,c]	2,474,245
Weingarten Realty Investors	75,623	[c]	1,638,750
			18,506,968
Retailing - 4.3%
Bed Bath & Beyond	28,179	[a,b]	500,459
Dillard's, Cl. A	24,067	[b]	1,517,424
Kohl's	44,997	[a]	1,830,928
Nordstrom	36,854	[a,b]	1,150,213
Sonic Automotive, Cl. A	21,309		821,888
Urban Outfitters	71,313	[a]	1,825,613
			7,646,525
Semiconductors & Semiconductor Equipment - 2.5%
Diodes	37,819	[a]	2,666,240
First Solar	17,494	[a]	1,730,507
			4,396,747

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.4% (continued)
Software & Services - 7.1%
CSG Systems International		37,196		1,676,424
KBR		91,744		2,837,642
MAXIMUS		4,744		347,213
Mimecast		27,816	[a]	1,581,061
NIC		54,979		1,420,108
Progress Software		37,015		1,672,708
Verint Systems		44,975	[a]	3,021,421
				12,556,577
Technology Hardware & Equipment - 4.0%
ADTRAN		26,866		396,811
Coherent		16,186	[a]	2,428,224
FLIR Systems		32,248		1,413,430
NETGEAR		68,007	[a]	2,763,124
				7,001,589
Transportation - 2.5%
Echo Global Logistics		17,456	[a]	468,170
JetBlue Airways		57,578	[a]	837,184
SkyWest		75,919	[a]	3,060,295
				4,365,649
Utilities - 4.3%
Avista		39,841		1,599,218
Chesapeake Utilities		14,304	[b]	1,547,836
NorthWestern		28,995		1,690,698
Portland General Electric		35,469		1,517,009
Southwest Gas Holdings		20,665		1,255,399
				7,610,160
Total Common Stocks (cost $130,265,805)				173,883,096

Exchange-Traded Funds - 1.5%
Registered Investment Companies - 1.5%
iShares Russell 2000 Value ETF (cost $2,493,286)		20,006	[b]	2,635,791
	1-Day Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,626,162)	0.09	1,626,162	[d]	1,626,162

Investment of Cash Collateral for Securities Loaned - 3.1%
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $5,429,597)	0.05	5,429,597	[d]	5,429,597
Total Investments (cost $139,814,850)		103.9%		183,574,646
Liabilities, Less Cash and Receivables		(3.9%)		(6,966,183)
Net Assets		100.0%		176,608,463

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2020, the value of the fund’s securities on loan was $17,394,639 and the value of the collateral was $18,102,695, consisting of cash collateral of $5,429,597 and U.S. Government & Agency securities valued at $12,673,098.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

December 31, 2020 (Unaudited)

The following is a summary of the inputs used as of December 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	173,883,096	-	-	173,883,096
Exchange-Traded Funds	2,635,791	-	-	2,635,791
Investment Companies	7,055,759	-	-	7,055,759

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2020, accumulated net unrealized appreciation on investments was $43,759,796, consisting of $45,491,157 gross unrealized appreciation and $1,731,361 gross unrealized depreciation.

At December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.